Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer or “PEO” and average “compensation actually paid” to our NEOs and the financial performance of the Company during the years ended December 31, 2022, 2021 and 2020, respectively, in each case calculated in a manner consistent with SEC rules.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Loss Attributable to Common Stockholders (in thousands)	Adjusted Funds from Operations (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
2022	$—	$—	$606,238	$542,866	$64.09	$99.58	$(105,854)	$139,956
2021	$3,008	$3,008	$331,169	$327,617	$86.99	$131.65	$(63,318)	$118,013
2020	$8,906	$8,906	$—	$—	$64.53	$93.69	$(46,650)	$97,969

(1)
Edward M. Weil, Jr. is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Jason F. Doyle is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Doyle is the Company’s chief financial officer, treasurer and secretary.

(4)
Represents cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by FTSE National Association of Real Estate Investment Trusts Equity Index (“NAREIT Index”), from December 31, 2019 (the last trading day before Fiscal 2020) through December 31, 2022 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our common stock and the respective index on December 31, 2019 through December 31, 2022, including reinvestment of any dividends.

PEO SCT Total to CAP Reconciliation
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested
2022	$—	$—	$—	$—	$—	$—
2021	$3,008	$—	$—	$—	$—	$3,008
2020	$8,906	$—	$—	$—	$—	$8,906
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(1)	Additions to SCT(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested i
2022	$606,238	$134,200	$99,476	$(24,360)	$(4,288)	$542,866
2021	$331,169	$96,222	$92,960	$—	$—	$327,617
2020	$—	$—	$—	$—	$—	$—

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Named Executive Officers, Footnote [Text Block]
(1)
Edward M. Weil, Jr. is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.
(3)
Jason F. Doyle is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Doyle is the Company’s chief financial officer, treasurer and secretary.

Peer Group Issuers, Footnote [Text Block]
Represents cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by FTSE National Association of Real Estate Investment Trusts Equity Index (“NAREIT Index”), from December 31, 2019 (the last trading day before Fiscal 2020) through December 31, 2022 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our common stock and the respective index on December 31, 2019 through December 31, 2022, including reinvestment of any dividends.

PEO Total Compensation Amount		$ 3,008	$ 8,906
PEO Actually Paid Compensation Amount		3,008	8,906
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.
PEO SCT Total to CAP Reconciliation
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested
2022	$—	$—	$—	$—	$—	$—
2021	$3,008	$—	$—	$—	$—	$3,008
2020	$8,906	$—	$—	$—	$—	$8,906
(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Non-PEO NEO Average Total Compensation Amount	$ 606,238	331,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 542,866	327,617
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(1)	Additions to SCT(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested i
2022	$606,238	$134,200	$99,476	$(24,360)	$(4,288)	$542,866
2021	$331,169	$96,222	$92,960	$—	$—	$327,617
2020	$—	$—	$—	$—	$—	$—

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Financial Performance Measures and CAP
Between the years ended December 31, 2020 and 2021, respectively, our TSR increased by approximately 35%, our net loss attributable to common stockholders increased by approximately 36%, our PEO CAP decreased by approximately 66% and our average non-PEO NEO CAP increased by approximately 100%.
Between the years ended December 31, 2021 and 2022, respectively, our TSR decreased by approximately 26%, our net loss attributable to common stockholders increased by approximately 67%, our PEO CAP decreased by approximately 100% and our average non-PEO NEO CAP increased by approximately 66%.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
Between the years ended December 31, 2020 and 2021, respectively, the NAREIT Index total shareholder return (“TSR”) showed an increase of approximately 41%, while our TSR increased by approximately 35%. Between the years ended December 31, 2021 and 2022, respectively, the NAREIT Index TSR showed a decrease of approximately 24%, while our TSR decreased by approximately 26%.

Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures to Determine Fiscal 2022 CAP
In determining compensation actually paid for the year ended December 31, 2022, we did not consider any financial performance measures. Accordingly, we have not included a tabular list of our most important financial measures to determine compensation actually paid during the year ended December 31, 2022 pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” (CSM) column in the table above.

Total Shareholder Return Amount	$ 64.09	86.99	64.53
Peer Group Total Shareholder Return Amount	99.58	131.65	93.69
Net Income (Loss)	$ (105,854,000)	(63,318,000)	(46,650,000)
PEO Name	Edward M. Weil, Jr
Adjusted Funds From Operations	$ 139,956,000	118,013,000	$ 97,969,000
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,200	96,222
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99,476	$ 92,960
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,360)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,288)